Related party transactions (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Associates [Member]
Disclosure of transactions between related parties [line items]
Notes receivable	$ 8.2	$ 6.2		$ 30.9
Insurance Company [Member] | Environmental Bond [Member]
Disclosure of transactions between related parties [line items]
Bonds issued			$ 17.9